SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

Description of segments. We are a measurement company, providing core bio-analytical and electronic measurement solutions to the life sciences, chemical analysis, communications, electronics, diagnostics and genomics industries. In the third fiscal quarter of 2012, we formed a new operating segment from our existing business. The new diagnostics and genomics segment was formed from a portion of our pre-existing life sciences business. Following this re-organization, Agilent has four businesses - electronic measurement, chemical analysis, life sciences and diagnostics and genomics -each of which comprises a reportable segment. The four operating segments were determined based primarily on how the chief operating decision maker views and evaluates our operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services and manufacturing are considered in determining the formation of these operating segments.
A description of our four reportable segments is as follows:
Our life sciences business provides application‑focused solutions that include instruments, software, consumables, and services that enable customers to identify, quantify and analyze the physical and biological properties of substances and products. Key product categories in life sciences include: liquid chromatography systems, columns and components; liquid chromatography mass spectrometry systems; laboratory software and informatics systems; laboratory automation and robotic systems, dissolution testing; Nuclear Magnetic Resonance and Magnetic Resonance Imaging systems along with X-Ray crystallography, and services and support for the aforementioned products.
Our chemical analysis business provides application‑focused solutions that include instruments, software, consumables, and services that enable customers to identify, quantify and analyze the physical and biological properties of substances and products. Key product categories in chemical analysis include: gas chromatography systems, columns and components; gas chromatography mass spectrometry systems; inductively coupled plasma mass spectrometry instruments; atomic absorption instruments; inductively coupled plasma optical emission spectrometry instruments; software and data systems; vacuum pumps and measurement technologies; services and support for our products.
Our diagnostics and genomics business provides product platforms that include reagents, instruments, software and consumables that enable customers in the clinical and life sciences research areas to interrogate samples at the molecular level. Applications addressed by this portfolio include DNA mutation detection, genotyping, gene copy number determination, identification of gene rearrangements, DNA methylation profiling, gene expression profiling, as well as automated gel electrophoresis-based sample analysis systems.

Our electronic measurement business provides electronic measurement instruments and systems, software design tools and related services that are used in the design, development, manufacture, installation, deployment and operation of electronics equipment, and microscopy products. Related services include start-up assistance, instrument productivity and application services and instrument calibration and repair. We also offer customization, consulting and optimization services throughout the customer's product lifecycle.
The historical segment numbers for both the life sciences and diagnostics and genomics segments have been recast to conform to this new reporting structure in our financial statements.

A significant portion of the segments' expenses arise from shared services and infrastructure that we have historically provided to the segments in order to realize economies of scale and to efficiently use resources. These expenses, collectively called corporate charges, include costs of centralized research and development, legal, accounting, real estate, insurance services, information technology services, treasury and other corporate infrastructure expenses. Charges are allocated to the segments, and the allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided to or benefits received by the segments.

The following tables reflect the results of our reportable segments under our management reporting system. These results are not necessarily in conformity with U.S. GAAP. The performance of each segment is measured based on several metrics, including adjusted income from operations. These results are used, in part, by the chief operating decision maker in evaluating the performance of, and in allocating resources to, each of the segments.
The profitability of each of the segments is measured after excluding restructuring and asset impairment charges, investment gains and losses, interest income, interest expense, acquisition and integration costs, non-cash amortization and other items as noted in the reconciliations below.

	Life Sciences	Chemical Analysis	Diagnostics and Genomics	Electronic Measurement	Total Segments
	(in millions)
Year ended October 31, 2011:
Total segment revenue	$1,515	$1,518	$277	$3,316	$6,626
Varian acquisition deferred revenue fair value adjustment	$(4)	$(7)	—	—	$(11)
Total net revenue	$1,511	$1,511	$277	$3,316	$6,615
Income from operations	$202	$313	$35	$760	$1,310
Depreciation expense	$24	$28	$15	$75	$142
Share-based compensation expense	$16	$17	$4	$36	$73
Year ended October 31, 2010:					—
Total segment revenue	$1,226	$1,200	$253	$2,784	$5,463
Varian acquisition deferred revenue fair value adjustment	$(15)	$(4)	$—	$—	$(19)
Total net revenue	$1,211	$1,196	$253	$2,784	$5,444
Income from operations	$203	$279	$18	$438	$938
Depreciation expense	$22	$24	$12	$66	$124
Share-based compensation expense	$13	$13	$4	$34	$64
Year ended October 31, 2009:					—
Total net revenue	$988	$844	$231	$2,418	$4,481
Income from operations	$160	$216	$14	$1	$391
Depreciation expense	$16	$14	$11	$71	$112
Share-based compensation expense	$14	$12	$4	$36	$66

The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Total reportable segments' income from operations	$1,310	$938	$391
Restructuring related costs	(2)	(65)	(252)
Asset Impairments	(9)	(19)	(44)
Transformational programs	(51)	(39)	—
Amortization of intangibles	(113)	(77)	(45)
Retirement plans net curtailment and settlement	1	—	16
Acquisition and integration costs	(54)	(102)	—
Varian acquisition related fair value adjustments	(9)	(51)	—
Other	(2)	(19)	(19)
Interest Income	14	20	29
Interest Expense	(86)	(96)	(88)
Gain on sale of network solutions division, net	—	132	—
Other income (expense), net	33	70	19
Income before taxes, as reported	$1,032	$692	$7

Major customers.    No customer represented 10 percent or more of our total net revenue in 2011, 2010 or 2009.

The following table presents assets and capital expenditures directly managed by each segment. Unallocated assets primarily consist of cash, cash equivalents, accumulated amortization of other intangibles, the valuation allowance relating to deferred tax assets and other assets.

	Life Sciences	Chemical Analysis	Diagnostics and Genomics	Electronic Measurement	Total Segments
	(in millions)
As of October 31, 2011:
Assets	$1,479	$1,772	$358	$2,156	$5,765
Capital expenditures	$33	$23	$8	$124	$188
As of October 31, 2010:
Assets	$1,168	$1,635	$396	$2,245	$5,444
Capital expenditures	$25	$15	$5	$76	$121

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2011	2010
	(in millions)
Total reportable segments' assets	$5,765	$5,444
Cash, cash equivalents and short-term investments	3,527	4,199
Prepaid expenses	107	118
Investments	114	135
Long-term and other receivables	221	283
Other, including valuation allowance	(677)	(483)
Total assets	$9,057	$9,696

The following table presents summarized information for net revenue and long-lived assets by geographic region for continuing operations. Long lived assets consist of property, plant, and equipment, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Southeast Asia and Europe.

	United States	China	Japan	Rest of the World	Total
	(in millions)
Net revenue:
Year ended October 31, 2011	$2,016	$1,035	$700	$2,864	$6,615
Year ended October 31, 2010	$1,760	$744	$549	$2,391	$5,444
Year ended October 31, 2009	$1,495	$598	$476	$1,912	$4,481

	United States	Japan	Rest of the World	Total
	(in millions)
Long-lived assets:
October 31, 2011	$567	$170	$551	$1,288
October 31, 2010	$654	$180	$515	$1,349